Note 17 - Regulatory Capital - Capital Ratios (Details)	Dec. 31, 2020	Dec. 31, 2019
Leverage capital, adequately capitalized, ratio	0.0400	0.0400
Tier 1 risk based capital, adequately capitalized, ratio	0.0600	0.0600
Common equity tier 1 capital, adequately capitalized, ratio	4.50%	4.50%
Total risk based capital, adequately capitalized, ratio	0.0800	0.0800
Leverage capital, adequately capitalized plus capital conservation buffer, ratio	4.00%	4.00%
Tier 1 risk based capital, adequately capitalized plus capital conservation buffer, ratio	8.50%	8.50%
Common equity tier 1 capital, adequately capitalized plus capital conservation buffer, ratio	7.00%	7.00%
Total risk based capital, adequately capitalized plus capital conservation buffer, ratio	10.50%	10.50%
Middlefield Banking Company [Member]
Leverage capital, actual, ratio	0.0945	0.1035
Tier 1 risk based capital, actual, ratio	0.1147	0.1212
Common equity tier 1 capital, actual, ratio	11.47%	12.12%
Total risk based capital, actual, ratio	0.1268	0.1279
Leverage capital, well-capitalized, ratio (bank only)	0.0500	0.0500
Tier 1 risk based capital, well-capitalized, ratio (bank only)	0.0800	0.0800
Common equity tier 1 capital, well-capitalized, ratio (bank only)	6.50%	6.50%
Total risk based capital, well-capitalized, ratio (bank only)	0.1000	0.1000
Middlefield Banc Corp [Member]
Leverage capital, actual, ratio	0.1022	0.1023
Tier 1 risk based capital, actual, ratio	0.1168	0.1256
Common equity tier 1 capital, actual, ratio	10.96%	11.77%
Total risk based capital, actual, ratio	0.1288	0.1323